Reinsurance - Schedules of Reinsurance Recoverables and Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) reinsurer	Dec. 31, 2014 USD ($)
Reinsurance Recoverables
Ceded future policyholder benefits and expense	$ 213,792	$ 208,022
Ceded unearned premium	3,743	3,857
Ceded claims and benefits payable	41,266	36,809
Ceded paid losses	1,480	1,484
Total	260,281	$ 250,172
The Hartford and John Hancock
Reinsurance Recoverables
Total	$ 253,641
Number of reinsurers with the largest reinsurance recoverable balances | reinsurer	2
AM Best, A Plus Plus or A Plus
Reinsurance Recoverables
Ceded future policyholder benefits and expense	$ 208,742
Ceded unearned premium	3,743
Ceded claims and benefits payable	40,546
Ceded paid losses	125
Total	253,156
AM Best, A or A-
Reinsurance Recoverables
Ceded future policyholder benefits and expense	5,050
Ceded unearned premium	0
Ceded claims and benefits payable	1
Ceded paid losses	0
Total	5,051
AM Best, B or B-
Reinsurance Recoverables
Ceded future policyholder benefits and expense	0
Ceded unearned premium	0
Ceded claims and benefits payable	0
Ceded paid losses	6
Total	6
Not rated
Reinsurance Recoverables
Ceded future policyholder benefits and expense	0
Ceded unearned premium	0
Ceded claims and benefits payable	719
Ceded paid losses	1,349
Total	$ 2,068